Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Apr. 30, 2019
MATTHEWS ASIA STRATEGIC INCOME FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MINCX
MATTHEWS ASIA STRATEGIC INCOME FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAINX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCRDX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICPX
Institutional Class Prospectus | MATTHEWS ASIAN GROWTH AND INCOME FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICSX
Institutional Class Prospectus | MATTHEWS ASIA DIVIDEND FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIPIX
Institutional Class Prospectus | MATTHEWS CHINA DIVIDEND FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICDX
Institutional Class Prospectus | MATTHEWS ASIA VALUE FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MAVAX
Institutional Class Prospectus | MATTHEWS ASIA GROWTH FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIAPX
Institutional Class Prospectus | MATTHEWS PACIFIC TIGER FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIPTX
Institutional Class Prospectus | Matthews Asia ESG Fund | Institutional Class Shares
Prospectus:
Trading Symbol	MISFX
Institutional Class Prospectus | MATTHEWS EMERGING ASIA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MEASX
Institutional Class Prospectus | MATTHEWS ASIA INNOVATORS FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MITEX
Institutional Class Prospectus | MATTHEWS CHINA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICFX
Institutional Class Prospectus | MATTHEWS INDIA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIDNX
Institutional Class Prospectus | MATTHEWS JAPAN FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIJFX
Institutional Class Prospectus | MATTHEWS KOREA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIKOX
Institutional Class Prospectus | MATTHEWS ASIA SMALL COMPANIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MISMX
Institutional Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICHX
Investor Class Prospectus | MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares
Prospectus:
Trading Symbol	MACSX
Investor Class Prospectus | MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAPIX
Investor Class Prospectus | MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCDFX
Investor Class Prospectus | MATTHEWS ASIA VALUE FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAVRX
Investor Class Prospectus | MATTHEWS ASIA GROWTH FUND | Investor Class Shares
Prospectus:
Trading Symbol	MPACX
Investor Class Prospectus | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAPTX
Investor Class Prospectus | Matthews Asia ESG Fund | Investor Class Shares
Prospectus:
Trading Symbol	MASGX
Investor Class Prospectus | MATTHEWS EMERGING ASIA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MEASX
Investor Class Prospectus | MATTHEWS ASIA INNOVATORS FUND | Investor Class Shares
Prospectus:
Trading Symbol	MATFX
Investor Class Prospectus | MATTHEWS CHINA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCHFX
Investor Class Prospectus | MATTHEWS INDIA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MINDX
Investor Class Prospectus | MATTHEWS JAPAN FUND | Investor Class Shares
Prospectus:
Trading Symbol	MJFOX
Investor Class Prospectus | MATTHEWS KOREA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAKOX
Investor Class Prospectus | MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MSMLX
Investor Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCSMX